Other Operating Expenses - Summary of Other Operating Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015 [1]
Expenses by nature [abstract]
Interconnection charges	¥ 12,223	¥ 11,822	¥ 12,363
Cost of goods sold	31,712	38,705	34,990
Donations	23	19	18
Others	1,654	1,740	1,534
Other operating expenses	¥ 45,612	¥ 52,286	¥ 48,905

[1]	restated